Investment Strategy - Virtus Duff & Phelps Select MLP and Energy Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the fund invests at least 80% of its assets in securities of master limited partnerships (“MLPs”) and/or other equity securities in energy and energy-related industries. The fund invests in securities of C-corporations, MLPs, general partners of MLPs (“GPs”), and MLP-related securities with a primary focus on midstream energy infrastructure. The companies in which the fund invests engage in the transportation, storage, gathering, processing, treatment, refining, marketing, or distribution of natural gas, natural gas liquids, crude oil, chemicals, electricity and refined products, and/or the generation of electricity from coal, natural gas, nuclear, solar, water, wind, wood and other renewable sources.

MLP-related securities include MLP shares, limited liability companies (“LLCs”) that bear the economic characteristics of MLPs, midstream energy shipping companies structured similarly to MLPs, other companies focused on midstream energy infrastructure including energy-related yieldcos, and exchange-traded notes (“ETNs”) that derive their returns from a master limited partnership index. In determining whether a security is considered by the fund to be energy or energy-related, the subadviser primarily relies upon the issuer’s Global Industry Classification Standard (“GICS”) sector classification; those issuers classified by GICS as being in the energy sector (including renewable energy) and those issuers classified as being in the utility sector that also have substantial exposure to either midstream or renewable energy will be considered to be energy or energy-related. Although the fund’s 80% test does not require it, certain securities, such as LLCs that bear the economic characteristics of MLPs, may be considered by the fund to be both MLPs and energy or energy-related for the purposes of the 80% test.

The subadviser will utilize a deep fundamental, bottom-up approach to capture attractive total return potential and distribution growth opportunities across the energy infrastructure spectrum. The fund is not limited by market capitalizations or country exposure, and may invest in emerging markets issuers, although the subadviser expects that a vast majority of the portfolio will be invested in U.S. equities due to the nature of MLP and midstream energy investing.

As part of its total return strategy, the fund will generate both income and capital appreciation. The fund intends to be taxed as a registered investment company (“RIC”), and comply with all RIC-related restrictions including limiting its investments in qualified publicly-traded MLPs to 25%, thereby avoiding taxation as a C-corporation under the Internal Revenue Code. Qualification as a RIC also requires that at least 50% of the fund’s portfolio consist of positions that are less than 5% of the fund’s assets. There is no limit to investing in MLPs structured as C-corporations for tax purposes. The fund’s allocation to ETNs and/or structured notes will vary over time, has generally been in the 0-3% range, and will not exceed 10% of assets.

The fund is non-diversified under federal securities laws and will concentrate its investments in companies in energy and energy-related industries as defined above.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the fund invests at least 80% of its assets in securities of master limited partnerships (“MLPs”) and/or other equity securities in energy and energy-related industries.